Other Expense, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Schedule of Other Expense, Net

The following table presents other income (expense), net, for the three and nine months ended September 30, 2023 and 2022 (in thousands):

	For the nine months ended September 30,
	2023	2022
Other income:
Derecognition of Cizzle deferred revenue upon option exercise	$1,480	$-
Change in fair value of Cizzle option	1,306	-
Change in fair value of Vela option	748	-
Gain on warrant remeasurement	131	-
Gain on the sale of equity securities	-	34
Other	2	-
Total other income:	3,667	34
Other expense:
Loss on issuance of Cizzle option	1,007	-
Change in fair value of convertible notes payable	423	148
Change in fair value of shares receivable	-	216
Interest expense on convertible promissory note payable	86	-
Realized foreign currency transaction loss	53	-
Unrealized foreign currency transaction loss	24	-
Other	21	-
Total other expense	1,614	364
Total other income, net	$2,053	$(330)

	For the three months ended September 30,
	2023	2022
Other income:
Derecognition of Cizzle deferred revenue upon option exercise	$1,479	$-
Change in fair value of Cizzle option	1,009	-
Change in fair value of Vela option	683	-
Gain on warrant remeasurement	131	-
Change in fair value of shares receivable	-	95
Other	2	-
Total other income:	3,304	95
Other expense:
Change in fair value of convertible notes payable	118	118
Other	89	-
Unrealized foreign currency transaction loss	33	-
Realized foreign currency transaction loss	9	-
Total other expense	249	118
Total other income, net	$3,055	$(23)

The following table presents other expense, for the years ended December 31, 2022 and 2021 (in thousands):

	For the year ended December 31,
	2022	2021
Other expense:
Loss on Cizzle option	$1,300	$-
Realized foreign currency transaction loss	-	8
Loss on sale of investment in equity securities	129	76
Placement fees on sale of investment in equity securities	33	327
Change in fair value of convertible notes payable	265	73
Total other expense	$1,727	$484